Short-term Borrowings (a) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of short-term borrowings
Short-term borrowings	$ 30,468	$ 32,557	$ 31,312
Short-term borrowings, interest rate, at year end	0.89%	0.99%	0.98%
Short-term borrowings, average for the year	30,703	33,719	29,149
Short-term borrowings, interest rate, average for the year	1.75%	1.65%	1.89%
Federal Funds Purchased [Member]
Summary of short-term borrowings
Short-term borrowings	1,036	776	1,329
Short-term borrowings, interest rate, at year end	0.11%	0.17%	0.11%
Short-term borrowings, average for the year	968	2,180	2,457
Short-term borrowings, interest rate, average for the year	22.61%	10.09%	8.22%
Short-term borrowings maximum month end balance	1,172	6,034	6,352
Securities Sold under Agreements to Repurchase [Member]
Summary of short-term borrowings
Short-term borrowings	6,986	9,261	8,866
Short-term borrowings, interest rate, at year end	3.35%	2.70%	2.82%
Short-term borrowings, average for the year	7,483	9,211	8,915
Short-term borrowings, interest rate, average for the year	3.22%	2.75%	2.84%
Short-term borrowings maximum month end balance	9,071	9,261	9,154
Commercial Paper [Member]
Summary of short-term borrowings
Short-term borrowings	15,973	15,885	14,608
Short-term borrowings, interest rate, at year end	0.12%	0.20%	0.17%
Short-term borrowings, average for the year	15,204	15,349	10,924
Short-term borrowings, interest rate, average for the year	0.15%	0.20%	0.32%
Short-term borrowings maximum month end balance	16,768	15,981	14,608
Other Short Term Borrowings [Member]
Summary of short-term borrowings
Short-term borrowings	6,473	6,635	6,509
Short-term borrowings, interest rate, at year end	0.26%	0.59%	0.48%
Short-term borrowings, average for the year	7,048	6,979	6,853
Short-term borrowings, interest rate, average for the year	0.77%	0.75%	0.89%
Short-term borrowings maximum month end balance	$ 7,514	$ 8,700	$ 9,550